Unconsolidated Affiliates, Noncontrolling Interests and Cost Method Investments (Details)	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Number of entities - equity method of accounting	16
CBL TC LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	60.30%
CBL-TRS Joint Venture LLC [Member] | Friendly Center, The Shops at Friendly Center and Portfolio of Office Buildings [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
CBL-TRS Joint Venture II LLC [Member] | Renaissance Center [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
El Paso Outlet Outparcels, LLC [Member] | The Outlet Shoppes at El Paso vacant land [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Governors Square Ib [Member] | Governor's Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Governors Square Company [Member] | Governor's Square [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	47.50%
High Pointe Commons Lp [Member] | High Point Commons [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
High Pointe Commons Ii Hap Lp [Member] | High Point Commons - Christmas Tree Shop [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
JG Gulf Coast Town Center LLC [Member] | Gulf Coast Town Center [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Kentucky Oaks Mall Company [Member] | Kentucky Oaks Mall [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Mall Of South Carolina L P [Member] | Coastal Grand - MyrtleBeach [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Mall Of South Carolina Outparcel L P [Member] | Coastal Grand, Myrtle Beach - Coastal Grand Crossing and Vacant Land [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Port Orange I LLC [Member] | The Pavillion at Port Orange Phase I [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Triangle Town Member LLC [Member] | Triangle Town Center, Triangle Town Commons and Triangle Town Place [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
West Melbourne I LLC [Member] | Hammock Landing Phases I and II [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
York Town Center LP [Member] | York Town Center [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%